UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22439

Grand Prix Investors Trust

 (Exact name of registrant as specified in charter)

566 West Lancaster Blvd. Suite #1

Lancaster, CA 93534

 (Address of principal executive offices)

(Zip code)

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Name and address of agent for service)

Registrant's telephone number, including area code: (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: April 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Grand Prix Investors Fund
	Schedule of Investments
	April 30, 2017 (Unaudited)

Shares		Value
COMMON STOCKS - 82.47%

Air Courier Services -2.25%
280	FedEx Corp.	54,642

Air Transportation, Scheduled - 2.87%
840	Ryanair Holdings Plc (Ireland) *	69,703

Automotive - 2.29%
1,000	Volkswagen AG ADR *	29,990
1393	Fuji Heavy Industries Ltd. ADR	25,589
		55,579
Beverages- Wineries & Distillers - 1.05%
220	Diageo Plc. (United Kingdom)	25,428

Commercial Vehicles - 2.64%
4500	Weichai Power Co. Ltd. ADR *	64,103

Computer & Office Equipment - 2.47%
345	International Business Machines Corp.	60,078

Computer Peripheral Equipment, NEC - 0.23%
50	Palo Alto Networks, Inc. *	5,634

Construction Machinery & Equip - 1.89%
1500	Douglas Dynamics, Inc.	45,975

Crude Petroleum & Natural Gas - 2.89%
7,250	Petroleo Brasileiro ADR *	70,253

Electrical Power Equipment - 2.26%
800	Siemens AG ADR	54,800

Electronic & Other Electrical Equipment - 0.61%
500	General Electric Co.	14,900

Electronic Computers - 2.01%
340	Apple, Inc.	48,844

Fabricated Metal and Hardware - 2.29%
2,806	SKF AB ADR	55,699

Guided Missiles & Space Vehicles & Parts- 4.02%
365	Lockheed Martin Corp.	97,674

Hotels & Motels - 1.73%
150	Hilton Grand Vacations, Inc. *	4,299
500	Hilton Worldwide Holdings, Inc.	29,230
331	Park Hotels & Resorts, Inc.	8,497
		42,026
Insurance Agents Brokers & Services - 2.11%
2,760	Allianz SE ADR *	51,143

Motor Vehicles & Passenger Car Bodies - 6.76%
1,150	Ferrari N.V. (Italy)	85,514
200	Toyota Motors Ltd. ADR	21,724
1600	Tata Motors Ltd. ADR	57,040
		164,278
Motor Vehicles Parts & Accessories - 6.21%
3079	Bridgestone Corp. ADR *	62,427
709	Honeywell International, Inc.	88,533
		150,960
Oil & Gas Equipment Services - 0.96%
300	Schlumberger Ltd.	23,430

Oil & Gas Refining & Marketing- 2.78%
1,211	Sinopec Shaghai Petrochemical Co., Ltd. (China) *	67,525

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.22%
945	PPG Industries, Inc.	78,285

Petroleum Refining - 3.34%
990	Exxon Mobil Corp.	81,190

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.03%
28	Advansix, Inc. *	765

Radio & TV Broadcasting & Communication Equipment - 1.42%
600	Qualcomm, Inc.	34,404

Retail Catalog & Mail Order Houses - 4.93%
135	Amazon.com, Inc. *	119,683

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.91%
1280	Flir Systems, Inc.	46,438

Services-Business Services, NEC - 4.94%
1350	Visa, Inc. Class A	119,974

Services-Prepackaged Software - 3.19%
1175	Microsoft Corp.	77,385

Services-Computer Programming, Data Processing, Etc. - 7.11%
79	Alphabet, Inc. Class A *	66,976
745	Facebook, Inc. Class A *	105,827
		172,803
Telecom Carriers - 2.05%
1,400	Softbank Group Corp.	49,714

TOTAL FOR COMMON STOCKS (Cost $1,713,009) - 82.47%		2,003,315

SHORT TERM INVESTMENTS - 17.53%
425,752	Fidelity Institutional Money Market Portfolio 0.26% **	425,752

TOTAL SHORT TERM INVESTMENTS (Cost $425,752) - 17.53%		425,752

TOTAL INVESTMENTS (Cost $2,138,761) - 100.00% ***		2,429,067

OTHER ASSETS LESS LIABILITIES - 0.00%		92

NET ASSETS - 100.00%		2,429,159

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at April 30, 2017.

*** At April 30, 2017, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,138,760, amounted to $290,306, which consisted of aggregate gross unrealized appreciation of $306,867 and aggregate gross unrealized depreciation of $16,561.

NOTES TO FINANCIAL STATEMENTS
Grand Prix Investors Fund
1. SECURITY TRANSACTIONS

At April 30, 2017, the net unrealized appreciation on investments, based on total cost for federal income tax purposes of $2,138,760, amounted to $290,306, which consisted of aggregate gross unrealized appreciation of $306,867 and aggregate gross unrealized depreciation of $16,561.

2. SECURITY VALUATIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is accrued daily. The cost of investments sold is determined on a first in first out basis.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Peak Wealth Opportunities, LLC (the "Adviser") believes such prices accurately reflect the fair value of such securities.  Securities that are traded on stock exchanges or on the NASDAQ in the over-the-counter market are generally valued by a pricing service at the last quoted sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last bid price. Securities which are quoted on NASDAQ are valued at the NASDAQ official closing price. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.  Foreign securities are valued on the basis of quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.  Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.

Accounting principles generally accepted in the United States of America define fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2017 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,003,315	$0	$0	$2,003,315
Short-Term Investments	$425,752	$0	$0	$425,752
Total	$2,429,067	$0	$0	$2,429,067

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/ John C. Foti

     John C. Foti

     President and Treasurer

Date June 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ John C. Foti

     John C. Foti

     President and Treasurer

Date: June 28, 2017